Quarterly Results (unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 252,132	$ 277,409	$ 328,988	$ 284,963	$ 223,780	$ 291,529	$ 284,808	$ 266,251	$ 1,143,492	$ 1,066,368	$ 898,396
Gross Profit	57,361	68,865	44,294	61,097	43,522	79,149	75,061	56,401	231,617	254,133	185,459
Earnings Before Income Taxes	52,322	68,205	42,840	55,885	44,698	77,866	74,577	55,786	219,252	252,927	181,804
Net Earnings	$ 39,163	$ 45,848	$ 29,819	$ 37,762	$ 46,794	$ 52,030	$ 50,319	$ 37,710	$ 152,592	$ 186,853	$ 124,243
Diluted Earnings Per Share	$ 0.80	$ 0.92	$ 0.59	$ 0.75	$ 0.93	$ 1.03	$ 1.00	$ 0.75	$ 3.05	$ 3.71	$ 2.49